Summary of Significant Accounting Policies - Summary of Capital Management (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [abstract]
Stockholders' Equity	€ 394,701,772	€ 488,372,634	€ 358,671,039	€ 415,460,165
In % of Total Capital	79.50%	90.60%
Total Liabilities	€ 101,737,530	€ 50,391,123
In % of Total Capital	20.50%	9.40%
Total Capital	€ 496,439,302	€ 538,763,757	€ 415,398,000